Capital reorganization (the "SPAC Merger") - Other Narratives (Details) $ / shares in Units, $ in Thousands, $ in Thousands, € in Millions				6 Months Ended	12 Months Ended
	Dec. 18, 2023 USD ($) $ / shares	Dec. 18, 2023 EUR (€)	Feb. 14, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 07, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)
Capital reorganization (the "SPAC Merger")
Ordinary share price | $ / shares	$ 11.99
Total Face value								$ 36,800	$ 25,351		$ 29,030	$ 20,351
Value of shares issued				$ 17,506	$ 0	$ 0	$ 250
EDF Note Purchase Agreement
Capital reorganization (the "SPAC Merger")
Value of shares issued	$ 10,900	€ 10.0
Nabors Lux
Capital reorganization (the "SPAC Merger")
Maximum Number of Shares to to be Issued									15,000
Total Face value									12,500
Nabors Lux | Notes Subscription Agreement
Capital reorganization (the "SPAC Merger")
Maximum Number of Shares to to be Issued									30,000
Ordinary share price | $ / shares				$ 10,200,000
Value of shares issued				$ 10,000
Agcentral Energ | Notes Subscription Agreement
Capital reorganization (the "SPAC Merger")
Maximum Number of Shares to to be Issued									5,000
Total Face value									$ 12,500
Value of shares issued				7,500
Nabors Lux and AgCentral | PIPE Financing | Notes Subscription Agreement
Capital reorganization (the "SPAC Merger")
Value of shares issued				$ 22,500
Nabors Lux and AgCentral | Nabors Backstop Agreement
Capital reorganization (the "SPAC Merger")
Maximum Number of Shares to to be Issued										$ 10,000
NETC
Capital reorganization (the "SPAC Merger")
Ordinary share price | $ / shares			$ 11,990,000	$ 11.99